Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Redeemable Ordinary Share [Member]
Numerator:
Allocation of net income (loss), as adjusted (in Dollars)	$ 2,547,835	$ 11,258,280	$ 12,183,463	$ (6,715,089)
Denominator:
Basic and diluted weighted average shares outstanding	7,500,000	7,500,000	750,000	1,191,781
Basic and diluted net income (loss) per ordinary share	(0.34)	(1.5)	1.62	(5.63)
Non-redeemable Ordinary Share [Member]
Numerator:
Allocation of net income (loss), as adjusted (in Dollars)	$ 636,959	$ 2,814,570	$ 3,045,866	$ (10,564,687)
Denominator:
Basic and diluted weighted average shares outstanding	1,875,000	1,875,000	1,875,000	1,875,000
Basic and diluted net income (loss) per ordinary share	(0.34)	(1.5)	1.62	(5.63)